Investment Risks - MainGate MLP Fund	Mar. 31, 2026
MLP Risk Member
Prospectus [Line Items]
Risk [Text Block]	MLP Risk. Investments in MLP interests involve risks that differ from investments in common stocks, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and its general partner, cash flow risks, dilution risks and risks related to the general partner’s limited call right. MLPs are subject to various risks related to the underlying operating companies they control, including dependence upon specialized management skills and the risk that such companies may lack or have limited operating histories. The success of the Fund’s investments also will vary depending on the underlying industry represented by the MLP’s portfolio. MLPs may employ substantial financial leverage, which can increase the risk and volatility of their operations and negatively affect the value of the Fund’s investment. The Fund must recognize income that it receives from underlying MLPs for tax purposes, even if the Fund does not receive cash distributions from such MLPs in an amount necessary to pay such tax liability. MLPs may reduce or suspend distributions at any time, which could materially impact the Fund’s income and total return. In addition, a percentage of a distribution received by the Fund as the holder of an MLP interest may be treated as a return of capital, which would reduce the Fund’s adjusted tax basis in the interests of an MLP and result in an increase in the amount of income or gain (or decrease in the amount of loss) that will be recognized by the Fund for tax purposes upon the sale of any such interests or upon subsequent distributions in respect of such interests. See “MLP Tax Risks” below.
Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. The Fund typically concentrates its investments in the energy sector and, therefore, is more susceptible to adverse economic, environmental, business, regulatory and other risks affecting that sector. See “Energy Sector Risk” below.
Energy Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Energy Sector Risk. Energy sector companies are highly sensitive to events relating to international politics, governmental regulatory policies (including energy conservation and tax policies), commodity and commodity price risks, fluctuations in supply and demand, environmental liabilities, cybersecurity incidents, threats of terrorism, war, and armed conflict, and changes in exchange rates or interest rates. When the Fund invests in MLPs that operate energy-related businesses, its return on investment will be highly dependent on energy prices, which can be highly volatile. MLPs that operate energy sector companies also can be affected by supply and demand for oil and gas, costs relating to exploration and production and the success of such explorations, access to capital, as well as by general economic conditions. MLPs dependent on third parties to conduct their exploration and production activities will be adversely impacted by shortages in, or high costs of, crews or drilling rigs, of such third parties. Weak demand for energy products and services in general, as well as negative developments in world markets would adversely impact the Fund’s value. The supply of energy and the profitability of energy sector companies can be significantly affected by extreme weather, natural disasters, depletion of underlying oil and gas reserves, and competition from alternative energy sources. Energy sector companies are subject to substantial government regulation and changes in government regulations may affect the profitability of such companies. Costs of compliance or remediation of environmental damages incurred by energy sector companies may not be recoverable and may increase over time if stricter environmental laws are enacted. The Fund selects its investments in MLPs from a current small pool of issuers and, thus, demand for investment opportunities in MLPs that operate energy-related businesses may exceed the supply, which could make it difficult to operate the Fund.
Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The prices of securities held by the Fund may decline in response to certain expected, real or perceived events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; broader conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. In addition, local, regional or global events such as war, military conflict, cybersecurity incidents, acts of terrorism, spread of infectious diseases or other public health issues, recessions, climate change, advancements in technology, inflation, rapid interest rate changes, supply chain disruptions, imposition of sanctions or trade restrictions, or other events could have a significant negative impact on the Fund and its investments. Such events may result in increased market volatility, reduced liquidity, and disruptions to the operations of companies in which the Fund invests directly or indirectly through investments in MLPs. For example, events such as war or armed conflict, particularly in regions critical to the production or transportation of oil and gas, may cause significant disruptions in energy supply and result in sharp movements in energy prices. The equity securities purchased by the Fund may involve large price swings and potential for loss. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Adviser’s judgments about the attractiveness, growth prospects and value of a particular MLP interest in which the Fund invests may prove to be incorrect and not produce the intended results for the Fund, thus there is no guarantee that individual companies will perform as anticipated.
Commodities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Commodities Risk. Investments by MLPs in steel, metal, and other commodities may subject the Fund to greater volatility. The commodities markets may fluctuate widely based on a variety of factors including changes in overall market movements (such as changes in the demand for commodities), domestic and foreign political and economic events and policies, war, military conflict, acts of terrorism, changes in domestic or foreign interest rates or inflation rates, changes in investor expectations concerning interest rates or inflation rates, and investment and trading activities of mutual funds, hedge funds and commodities funds. Commodity prices may also be impacted by supply chain disruptions, changes in regulations affecting commodity production or transportation, and technological advancements in commodity extraction or processing. When the Fund invests in foreign oil royalty trusts, it will also be subject to these risks.
MLP Tax Risks Member
Prospectus [Line Items]
Risk [Text Block]	MLP Tax Risks.
–MLPs do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated its proportional share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in the MLP being required to pay U.S. federal income tax (as well as state and local income taxes) on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. If any MLP in which the Fund invests were treated as a corporation for U.S. federal income tax purposes, it could result in a reduction of the value of the Fund’s investment in the MLP and consequently lower income to the Fund.
–The portion, if any, of a distribution received by the Fund as the holder of an MLP interest that is offset by the MLP’s tax deductions or losses generally will be treated as a return of capital to the extent of the Fund’s tax basis in the MLP interest, and the correlating reduction in the Fund’s basis in the MLP interest will cause income or gain to be higher, or losses to be lower, upon the sale of the MLP interest by the Fund. The final portion of the distributions received by the Fund from underlying MLPs that are considered return of capital will not be known until the Fund receives a Schedule K-1 from each of its respective MLP investments.
Fund Tax Risks Member
Prospectus [Line Items]
Risk [Text Block]	Fund Tax Risks.
–The Fund is subject to U.S. federal income tax on its taxable income at rates applicable to corporations (currently at a rate of 21%) as well as state income taxes. Unlike most mutual funds, the Fund does not have flow-through tax treatment but instead is taxed as a regular corporation for U.S. federal income tax purposes. Because of the Fund’s substantial investments in MLPs, the Fund is not eligible to elect to be treated as a RIC under the Code. Changes in U.S. federal income tax laws (including a change increasing the rate of tax imposed) could adversely impact our income tax obligations.

Deferred Tax Assets And Liabilities Risk; Potential NAV Decline Risk Member
Prospectus [Line Items]
Risk [Text Block]	Deferred Tax Assets and Liabilities Risk; Potential NAV Decline.
–In calculating the Fund’s daily net asset value (“NAV”) in accordance with generally accepted accounting principles, the Fund accounts for its deferred tax liability and/or asset balances. The Fund will accrue a deferred income tax liability balance on a daily basis, at the currently effective statutory U.S. federal income tax rate (currently 21%) plus an estimated state and local income tax rate, for its future tax liability associated with any capital appreciation of its investments and the distributions received by the Fund on equity securities of MLPs considered to be a return of capital and for any net operating gains. Any deferred tax liability balance will reduce the Fund’s NAV. Upon the Fund’s sale of an MLP, the Fund will be liable for previously deferred taxes. If the Fund is required to sell portfolio securities to meet redemption requests, the Fund may recognize gains for U.S. federal, state and local income tax purposes, which will result in corporate income taxes imposed on the Fund.
–The Fund may accrue a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses and unrealized losses. Any deferred tax asset balance will increase the Fund’s NAV. To the extent the Fund has a deferred tax asset balance, the Fund will assess whether a valuation allowance, which would offset the value of some or all of the Fund’s deferred tax asset balance, is required, considering all positive and negative evidence related to the realization of the Fund’s deferred tax asset. The Fund will assess whether a valuation allowance is required to offset some or all of any deferred tax asset balance in connection with the calculation of the Fund’s NAV per share each day; however, to the extent the final valuation allowance differs from the estimates of the Fund used in calculating the Fund’s daily NAV, the application of such final valuation allowance could have a material impact on the Fund’s NAV.
–The Fund’s deferred tax liability and/or asset balances are estimated based on effective tax rates expected to apply to taxable income in the years such balances are realized. The Fund will rely to some extent on information provided by MLPs regarding the tax characterization of the distributions made by such MLPs, which may not be provided to the Fund on a timely basis, to estimate the Fund’s deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its NAV. The Fund’s estimates regarding its deferred tax liability and/or asset balances are made in good faith; however, the daily estimate of the Fund’s deferred tax liability and/or asset balances used to calculate the Fund’s NAV could vary dramatically from the Fund’s actual tax liability, and, as a result, the determination of the Fund’s actual tax liability may have a material impact on the Fund’s NAV. From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances as new information becomes available. Modifications of the Fund’s estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on net operating losses (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s NAV per share, which could be material.
–A portion of the Fund’s distributions to shareholders may be treated as a return of capital and would not be subject to U.S. federal income tax, but would have the effect of reducing a shareholder’s basis in the Fund’s shares, which would cause gains to be higher, or losses to be lower, upon the sale or redemption of shares by the shareholder.
–We may be required to reflect any changes in U.S. federal income tax laws (including a change increasing the rate of tax imposed) in the value of the amount of deferred tax assets and liabilities recorded under generally accepted accounting principles, which could impact the Fund’s NAV.

Strategy Risk Member
Prospectus [Line Items]
Risk [Text Block]	Strategy Risk. The Fund’s strategy of investing primarily in MLP interests and electing to be taxed as a regular corporation, rather than as a RIC for U.S. federal income tax purposes, involves complicated accounting, tax, NAV and valuation issues that may cause the Fund to differ significantly from most other open-end registered investment companies. This may result in unexpected and potentially significant accounting, tax and valuation consequences for the Fund and its shareholders. In addition, accounting, tax and valuation procedures in this area are still developing, and there may not always be a clear consensus among industry participants as to the most appropriate approach. This may result in changes over time in the practices applied by the Fund, which, in turn, could have material adverse consequences on the Fund and its shareholders.
Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. Although certain MLP interests trade on national securities exchanges, some MLP interests may trade less frequently than those of larger companies due to their smaller capitalizations. In the event that certain MLP interests experience limited trading volumes, the prices of such MLP interests may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such MLP interests without an unfavorable impact on prevailing market prices. As a result, MLP interests may be difficult to dispose of at a favorable price or time. The Fund may lose money if it is forced to sell these investments to meet redemption requests or for other reasons. The Fund’s investments in restricted securities, such as private investments in public equities, or thinly traded MLPs, could restrict its ability to take advantage of other opportunities or to sell such securities. Such investments may also adversely affect the Fund’s ability to make dividend distributions to its shareholders.
Issuer Risk Member
Prospectus [Line Items]
Risk [Text Block]	Issuer Risk. The value of an MLP interest may decline for any number of reasons directly related to the issuer, such as management performance, lack of affordable or available financing (or inability to refinance), financial leverage and reduced demand for the issuer’s products or services.
Foreign Securities Risks Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risks. Investing in securities of foreign issuers involves special risks not involved in domestic investments, including, but not limited to: fluctuations in currency exchange rates; future foreign economic, financial, political and social developments; different legal systems; the possible imposition of exchange controls or other foreign governmental laws or restrictions; lower trading volume; greater price volatility and illiquidity; different trading and settlement practices; less governmental supervision and corporate governance; high and volatile rates of inflation; fluctuating interest rates; less publicly available information; less stringent investor protections; and different accounting, auditing and financial recordkeeping standards and requirements. When the Fund invests in foreign oil royalty trusts, in addition to the risks described above, it will also be exposed to commodity risk and reserve risk, as well as operating risk associated with those trusts.
Small- And Mid-Cap Risk Member
Prospectus [Line Items]
Risk [Text Block]	Small- and Mid-Cap Risk. MLPs and energy sector companies in which the Fund may invest may have small- or mid-sized market capitalizations. Investing in the securities of small- or mid-cap companies, some of which may have a market capitalization of less than $1 billion, presents particular investment risks. These companies may have limited product lines and markets, as well as shorter operating histories, less experienced management and more limited financial resources than larger companies, and may be more vulnerable to adverse general market or economic developments. MLPs with small- and mid- capitalizations are often more volatile and less liquid compared to investments in larger MLPs. Small- and mid-cap MLPs may face a greater risk of business failure, which could increase the volatility of the Fund’s portfolio.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. The Fund is non-diversified and can invest a greater portion of its assets in a more limited number of issuers, or a single issuer, than a diversified fund. As a result, changes in the financial condition or market assessment of a single issuer may cause greater fluctuations in the value of the Fund’s shares.